Employee benefits - Employee benefits - Current and Non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [abstract]
Total employee benefits	€ 4,395	€ 4,815	€ 5,215
o/w non-current employee benefits	2,202	2,554	2,823
o/w current employee benefits	€ 2,192	€ 2,261	€ 2,392